Leases - Schedule of maturity of operating lease liabilities under non-cancelable operating leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	¥ 42,322
2024	20,006
2025	10,692
2026	8,241
2027	2,533
Thereafter	1,000
Total operating lease liabilities	84,794
Less: interest	(5,597)
Present value of operating lease liabilities	¥ 79,197	¥ 119,758